Defined Contribution Plan (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
DiamiR Biosciences Corp. [Member]
Defined Contribution Plan [Line Items]
Defined contribution plan cost	$ 5,948	$ 12,711